Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt
Schedule of short-term debt
December 31, ($ in millions) 2022 2021
Short-term debt (weighted-average

interest rate of
1.9 % and 3.2%, respectively) 1,448 78
Current maturities of long-term

debt
(weighted-average nominal

interest rate of
0.5 % and 2.8%, respectively) 1,087 1,306
Total 2,535 1,384

Schedule of long-term debt
2022 2021
December 31,
Nominal Effective Nominal Effective
($ in millions, except % data) Balance rate rate Balance rate rate
Floating rate

3,459 0.4% 2.8% 3,598 1.2% 0.3%
Fixed rate

2,771 2.2% 2.2% 1,885 3.0% 3.1%
6,230 5,483
Current portion of long-term

debt

(1,087) 0.5% 1.5% (1,306) 2.8% 1.0%
Total 5,143 4,177

Schedule of principal amounts of long-term debt repayable at maturity	($ in millions) 2023 1,058 2024 2,387 2025 193 2026 — 2027 461 Thereafter 2,194 Total 6,293
Schedule of outstanding bonds
2022 2021
December 31, (in millions)
Nominal Carrying Nominal Carrying
outstanding value
(1)
outstanding value
(1)
Bonds:
2.875 % USD Notes, due 2022 — USD 1,250 $ 1,258
0.625
% EUR Instruments, due

2023
EUR 700 $ 742 EUR 700 $ 800
0 % CHF Bonds, due 2023 CHF 275 $ 298 —
0.625
% EUR Instruments, due

2024
EUR 700 $ 720 —
Floating Rate EUR

Instruments, due 2024
EUR 500 $ 536 —
0.75
% EUR Instruments, due

2024
EUR 750 $ 769 EUR 750 $ 860
0.3 % CHF Bonds, due 2024 CHF 280 $ 303 CHF 280 $ 306
2.1 % CHF Bonds, due 2025 CHF 150 $ 162 —
0.75 % CHF Bonds, due 2027 CHF 425 $ 460 —
3.8 % USD Notes, due 2028 (2) USD 383 $ 381 USD 383 $ 381
1.0 % CHF Bonds, due 2029 CHF 170 $ 184 CHF 170 $ 186
0
% EUR Instruments, due

2030
EUR 800 $ 677 EUR 800 $ 862
2.375 % CHF Bonds, due 2030 CHF 150 $ 162 —
4.375 % USD Notes, due 2042 (2) USD 609 $ 590 USD 609 $ 589
Total $ 5,984 $ 5,242
(1)

USD carrying

values include

unamortized

debt issuance

costs, bond

discounts

or premiums,

as well

as adjustments

for fair value

hedge
accounting,

where appropriate.
(2)

Prior to completing

a cash tender

offer in

2020, the

original

principal

amount outstanding,

on each of

the
3.8
% USD Notes,

due 2028,

and
the 4.375
% USD Notes,

due 2042, was

$
750

million.